Note 11 - Long-term Debt and Financing (Details Textual) $ in Thousands, $ in Millions				3 Months Ended		12 Months Ended
		Apr. 18, 2018 CAD ($)	Jan. 29, 2014 CAD ($)	Jun. 30, 2018 CAD ($)		Mar. 31, 2018 CAD ($)		Feb. 22, 2018 CAD ($)	Jun. 30, 2017 CAD ($)		Oct. 05, 2016 CAD ($)	Jan. 29, 2014 USD ($)	Sep. 30, 2011 CAD ($)
Statement Line Items [Line Items]
Total borrowings				$ 578,862		$ 543,504
Credit facility [member]
Statement Line Items [Line Items]
Borrowings, additional term		2 years
Borrowings facility, maximum borrowing capacity		$ 352,500		$ 342,500
Borrowings, debt accordion		$ 370,000
Borrowings, interest rate				3.40%
Total borrowings				$ 153,325		122,115	[1]
Borrowings, letters of credit				103,900		113,400
Borrowings, remaining borrowing capacity				95,300
Total borrowing costs incurred	[1]			$ 2,439		$ 664
Credit facility [member] | London Interbank Offered Rate (LIBOR) [member]
Statement Line Items [Line Items]
Borrowings, interest rate				3.40%
Credit facility [member] | Prime Rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis				2.40%
Credit facility [member] | Prime Rate [member] | Country of domicile [member]
Statement Line Items [Line Items]
Borrowings, interest rate				3.45%
Credit facility [member] | Prime Rate [member] | UNITED STATES
Statement Line Items [Line Items]
Borrowings, interest rate				5.00%
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate				6.75%	[2],[3],[4]	6.75%	[3]	6.75%	6.75%	[2]
Total borrowings	[5]			$ 86,018		$ 85,760
Notional amount				$ 100,000	[2],[3],[4]	$ 100,000	[3]	$ 100,000	$ 100,000	[2]
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate				6.75%	[6],[7],[8]	6.75%	[7]		6.75%	[8]	6.75%
Total borrowings	[9]			$ 148,816		$ 148,146
Notional amount				$ 160,000	[6],[7],[8]	$ 160,000	[7]		$ 160,000	[8]	$ 160,000
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Borrowings, interest rate				6.50%	[10],[11],[12]	6.50%	[10]		6.50%	[11]		6.50%
Notional amount												$ 150
Total borrowing costs incurred			$ 5,215
Unsecured subordinated 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate				5.75%	[13]	5.75%			5.75%	[13]			5.75%
Total borrowings	[14]
Notional amount													$ 100,000

[1]	As at June 30, 2018, the Company has renegotiated an agreement with a syndicate of lenders that includes Canadian Imperial Bank of Commerce ("CIBC"), National Bank of Canada (“National”), HSBC Bank Canada, JPMorgan Chase Bank N.A., Alberta Treasury Branches, Canadian Western Bank and Morgan Stanley Senior Funding, Inc., a subsidiary of Morgan Stanley Bank N.A.. The agreement extends Just Energy’s credit facility for an additional two years to September 1, 2020. The facility size was increased to $352.5 million from $342.5 million, with an accordion for Just Energy to draw up to $370 million. A certain principal amount outstanding under the LC facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Interest is payable on outstanding loans at rates that vary with Bankers' Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers’ Acceptances and LIBOR advances at stamping fees of 3.40%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.40% and letters of credit are at a rate of 3.40%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at June 30, 2018, the Canadian prime rate was 3.45% and the U.S. prime rate was 5.00%. As at June 30, 2018, $153.32 million has been drawn against the facility and total letters of credit outstanding as of June 30, 2018, amounted to $103.9 million ( March 31, 2018 - $113.4 million). As at June 30, 2018, Just Energy has $95. 3 million of the facility remaining for future working capital and/or security requirements. Just Energy’s obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the U.K., Barbados, Ireland, Japan and German operations. Just Energy is required to meet a number of financial covenants under the credit facility agreement. As at June 30, 2018, the Company was compliant with all of these covenants.
[2]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023.
[3]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023.
[4]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.
[5]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023.
[6]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.
[7]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.
[8]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.
[9]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.
[10]	On January 29, 2014, Just Energy issued US$150 million of European-focused senior unsecured convertible bonds (the "6.5% convertible bonds"). The 6.5% convertible bonds bear interest at an annual rate of 6.5%, payable semi-annually in arrears in equal installments on January 29 and July 29 in each year, and have a maturity date of July 29, 2019. The Company incurred transaction costs of $5,215 and has shown these costs net of the 6.5% convertible bonds.
[11]	On January 29, 2014, Just Energy issued US$150 million of European-focused senior unsecured convertible bonds (the "6.5% convertible bonds"). The 6.5% convertible bonds bear interest at an annual rate of 6.5%, payable semi-annually in arrears in equal installments on January 29 and July 29 in each year, and have a maturity date of July 29, 2019. The Company incurred transaction costs of $5,215 and has shown these costs net of the 6.5% convertible bonds.
[12]	On January 29, 2014, Just Energy issued US$150 million of European-focused senior unsecured convertible bonds (the "6.5% convertible bonds"). The 6.5% convertible bonds bear interest at an annual rate of 6.5%, payable semi-annually in arrears in equal installments on January 29 and July 29 in each year, and have a maturity date of July 29, 2019. The Company incurred transaction costs of $5,215 and has shown these costs net of the 6.5% convertible bonds.
[13]	In September 2011, Just Energy issued $100 million of convertible unsecured subordinated debentures (the "5.75% convertible debentures"), which was used to fund an acquisition. The 5.75% convertible debentures bear interest at an annual rate of 5.75%, payable semi-annually on March 31 and September 30 in each year, and have a maturity date of September 30, 2018.
[14]	In September 2011, Just Energy issued $100 million of convertible unsecured subordinated debentures (the "5.75% convertible debentures"), which was used to fund an acquisition. The 5.75% convertible debentures bear interest at an annual rate of 5.75%, payable semi-annually on March 31 and September 30 in each year, and have a maturity date of September 30, 2018.